Shareholder Report, Holdings (Details) - C000241248 [Member]	Mar. 31, 2026
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Alcoa Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Photronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CF Industries Holding, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Perdoceo Education Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oshkosh Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%